Unaudited Condensed Consolidated Interim Statements of Changes in Equity - USD ($) $ in Thousands		Share capital	Share Premium	Treasury Shares	Presentation currency translation reserve	Accumulated loss	Total
Beginning Balance at Dec. 31, 2017	[1]	$ 2,307	$ 52,059	$ (1,509)	$ 1,431	$ (36,122)	$ 18,166
Issuance of ordinary shares, net	[1]	981	11,490				12,471
Exercise of options		3	(3)
Share-based payments	[1]					(7,893)	(7,893)
Net loss	[1]					(7,893)	(7,893)
Ending Balance at Jun. 30, 2018	[1]	3,291	63,841	(1,509)	1,431	(44,015)	23,039
Beginning Balance at Dec. 31, 2018		3,291	63,969	(1,509)	1,431	(51,610)	15,572	[2]
Issuance of ordinary shares, net		2,216	(632)				1,584
Exercise of rights to purchase		52	311				363
Share-based payments			202				202
Net loss						(2,664)	(2,664)	[3]
Ending Balance at Jun. 30, 2019		$ 5,559	$ 63,850	$ (1,509)	$ 1,431	$ (54,274)	$ 15,057	[3]

[1]	Reclassified, See note 2.C
[2]	The December 31, 2018 balances were derived from the Company's audited annual financial statements.
[3]	As from January 1, 2019, the Group applies IFRS 16, see note 3A.